Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitment and Contingencies
Legal Matters
The Company is periodically involved in litigation and various legal matters that arise in the normal course of business. Such matters are subject to many uncertainties and outcomes that are not predictable. At the current time, the Company does not believe that any of these matters will have a material adverse effect on its financial position or future results of operations and therefore has not recorded any reserves as of December 31, 2015.
Capital Commitments
Our Newbuilding Program consists of contracts for the construction of 49 dry bulk vessels. As of December 31, 2015, the Company has $433,596 of contractual obligations remaining on the 24 undelivered vessels scheduled to be paid in 2016. As of December 31, 2015, we had either signed credit facility agreements or received commitments for each of our vessels, as well as a cash balance of $200,300 to fund future newbuilding commitments. However, the amount of debt we can draw upon is dependent upon the fair value of our vessels. If the fair market values of our vessels decline, the amount we may draw down under our secured credit facilities may be limited. If we are not able to borrow sufficient funds, raise other capital or utilize available cash on hand, we may not be able to acquire these newbuilding vessels, which could have a material adverse effect on our business, financial condition, results of operations and cash flows.
The Company also had $90,230 of commitments for five Capesize vessels under construction classified as held for sale as of December 31, 2015 which are schedule to be paid during 2016.
Time chartered-in vessels
The Company time charters in vessels, which were entered into and operated out of spot market-oriented commercial pools managed by our commercial manager. The Company has agreed to charter-in eight drybulk vessels. The terms of the time charter-in contracts are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Post-Panamax	2012	98,700	China	$13,000	07-Nov16
Kamsarmax	2012	82,000	South Korea	$15,500	30-Jul-17
Kamsarmax	2011	81,500	South Korea	$15,000	22-Feb-16
Panamax	2004	77,500	China	$14,000	03-Jan-17
Ultramax	2010	61,000	Japan	$14,200	29-Jan-17
Supramax	2008	58,000	China	$12,250	12-Jun-16
Supramax	2015	55,000	Japan	$14,000	12-Nov-17
Handymax	2002	48,500	Japan	$12,000	16-Mar-17
Aggregate TC DWT		562,200

Future minimum obligations under non-cancelable time charter-in agreements are as follows:

Year Ending December 31,
2016	$32,370
2017	9,049
Total	$41,419

Debt
See Note 11, Debt, to the consolidated financial statements for a schedule of debt payments at December 31, 2015.
Other
The Company also has certain commitments related to the commercial and technical management of its vessels. As of December 31, 2015, we would be obligated to pay a termination fee of $39,475 to SCM and SSM if we were to cancel our service agreements with them as of December 31, 2015.